1. Summary of Significant Accounting Policies: Earnings Per Share Information (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Earnings Per Share Information:	Earnings per Share Information: The Company has no contingently issuable common shares, thus basic and diluted earnings per share amounts are the same.